REDEEMABLE PREFERRED STOCK (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Nov. 15, 2011	May 30, 2011	Jan. 31, 2011	Dec. 31, 2012
Preferred Stock, Shares Authorized				100,000,000
Preferred Stock, Dividend Rate, Percentage				10.00%
Temporary Equity, Redemption Price Per Share				$ 1.00
Equity Issuance, Per Share Amount		$ 0.20	$ 0.20	$ 0.20
Proceeds from Issuance of Private Placement		$ 602,002	$ 2,000,000	$ 1,000,000
Stock issued upon conversion of debt	1,027,945			1,027,945
Common shares converted up to July 31, 2012 [Member]
Preferred Stock, Conversion Price				$ 0.60
Common shares converted between August 1, 2012 and July 31, 2013 [Member]
Preferred Stock, Conversion Price				$ 1.00
Common shares converted between August 1, 2013 and July 31, 2013 [Member]
Preferred Stock, Conversion Price				$ 1.50
Class A Preferred Shares [Member]
Preferred Stock, Shares Authorized				25,000,000
Preferred Stock, Conversion Price				$ 1.00
Stock Issued During Period, Shares, New Issues				1,000,000